Consolidated Balance Sheets (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Fixed maturities, available-for-sale, at amortized cost	$ 46,236	$ 45,323
Equity securities, trading, at cost	1,860	2,061
Equity securities, available-for- sale, at cost	443	320
Mortgage loans loss, net of allowances	23	62
Common stock, shares authorized	1,000	1,000
Common stock, shares issued	1,000	1,000
Common stock, shares outstanding	1,000	1,000
Common stock, par value	$ 5,690	$ 5,690
Variable Interest Entity, Primary Beneficiary [Member]
Fixed maturities, available-for-sale, variable interest entity assets	153	406
Fixed maturities, at fair value using the fair value option, variable interest entity assets	338	323
Limited partnership and other alternative investments, variable interest entity assets	7	14
Other liabilities, variable interest entity liabilities	$ 477	$ 422